Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 46,845	$ 46,988
Receivables, net of allowance for bad debts of $1.3 million (2024: $1.9 million)	47,537	60,871
Prepaid expenses and other assets	3,687	4,298
Advances and deposits	4,869	3,084
Inventories	8,912	11,308
Total current assets	111,850	126,549
Non-current assets
Investments and other assets, net of accumulated depreciation of $2.7 million (2024: $2.5 million)	4,983	5,236
Vessels and vessel equipment, net of accumulated depreciation of $298.1 million (2024: $264.4 million)	638,123	545,594
Deferred drydock expenditures, net of accumulated amortization of $31.3 million (2024: $25.8 million)	27,068	14,252
Advances for vessel equipment		4,845
Deferred finance fees, net	4,920	2,746
Operating lease, right-of-use assets	1,780	5,577
Total non-current assets	676,874	578,250
TOTAL ASSETS	788,724	704,799
Current liabilities
Accounts payable	5,066	6,070
Accrued expenses and other liabilities	18,585	18,313
Deferred revenue	1,598	482
Current portion of operating lease obligations	598	4,965
Total current liabilities	25,847	29,830
Non-current liabilities
Non-current portion of long-term debt	127,000	38,796
Non-current portion of operating lease obligations	1,272	476
Other non-current liabilities	268	273
Total non-current liabilities	128,540	39,545
TOTAL LIABILITIES	154,387	69,375
Commitments and contingencies (note 17)
Redeemable Preferred Stock
Cumulative Series A 8.5% redeemable preferred stock		27,782
Stockholders' equity
Common stock ($0.01 par value, 225,000,000 shares authorized, 44,307,697 issued and 40,731,441 outstanding as of December 31, 2025 and 44,031,496 issued and 40,455,240 outstanding as of December 31, 2024)	443	440
Additional paid in capital	478,619	475,812
Treasury stock (3,576,256 shares as of December 31, 2025 and 3,576,256 shares as of December 31, 2024)	(33,524)	(33,524)
Retained earnings	188,799	164,914
Total stockholders' equity	634,337	607,642
Total redeemable preferred stock and stockholders' equity	634,337	635,424
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 788,724	$ 704,799